PROMISSORY NOTES – RELATED PARTY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Promissory Notes Related Party
SCHEDULE OF RELATED PARTY PROMISSORY NOTES

Related party promissory notes consisted of the following at September 30, 2024, and December 31, 2023:

	September 30, 2024	December 31, 2023
Frank Ingrande – On demand	$-	$10,394
Lisa Landau – On demand	308,040	94,104
Total promissory notes, net of discount current	$308,040	$104,498

Related party promissory notes consisted of the following at December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
RAS Real Estate LLC – Past maturity	$-	$249,589
Six-Twenty Management LLC – On demand	-	960,746
Frank Ingrande – On demand	10,394	-
Lisa Landau – On demand	94,104	76,359
Total promissory notes, net of discount current	$104,498	$1,286,694